Insurance Contracts - Summary of Concentration of Insurance Risk (Details) - Insurance risk - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Domestic
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Before reinsurance mitigation	₩ 26,056,720	₩ 23,947,370
After reinsurance mitigation	24,749,551	22,544,132
Domestic | Fire
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Before reinsurance mitigation	14,775	8,422
After reinsurance mitigation	18,764	12,258
Domestic | Maritime
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Before reinsurance mitigation	41,674	56,463
After reinsurance mitigation	25,310	29,637
Domestic | Others General insurance
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Before reinsurance mitigation	1,282,134	1,447,462
After reinsurance mitigation	486,222	520,007
Domestic | Injury, illness, and property
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Before reinsurance mitigation	17,963,247	15,215,463
After reinsurance mitigation	17,471,358	14,773,183
Domestic | Pension
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Before reinsurance mitigation	4,873,238	5,211,720
After reinsurance mitigation	4,873,238	5,211,720
Domestic | Others Long-term insurance
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Before reinsurance mitigation	(263,714)	(217,084)
After reinsurance mitigation	(263,754)	(217,084)
Domestic | Automobile insurance
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Before reinsurance mitigation	2,145,366	2,224,924
After reinsurance mitigation	2,138,413	2,214,411
United States
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Before reinsurance mitigation	105,543	151,891
After reinsurance mitigation	2,854	3,455
United States | Fire
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Before reinsurance mitigation	0	0
After reinsurance mitigation	0	0
United States | Maritime
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Before reinsurance mitigation	0	0
After reinsurance mitigation	0	0
United States | Others General insurance
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Before reinsurance mitigation	105,543	151,891
After reinsurance mitigation	2,854	3,455
United States | Injury, illness, and property
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Before reinsurance mitigation	0	0
After reinsurance mitigation	0	0
United States | Pension
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Before reinsurance mitigation	0	0
After reinsurance mitigation	0	0
United States | Others Long-term insurance
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Before reinsurance mitigation	0	0
After reinsurance mitigation	0	0
United States | Automobile insurance
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Before reinsurance mitigation	0	0
After reinsurance mitigation	0	0
China
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Before reinsurance mitigation	63,516	86,167
After reinsurance mitigation	25,842	26,526
China | Fire
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Before reinsurance mitigation	0	0
After reinsurance mitigation	0	0
China | Maritime
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Before reinsurance mitigation	0	0
After reinsurance mitigation	0	0
China | Others General insurance
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Before reinsurance mitigation	63,516	86,167
After reinsurance mitigation	25,842	26,526
China | Injury, illness, and property
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Before reinsurance mitigation	0	0
After reinsurance mitigation	0	0
China | Pension
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Before reinsurance mitigation	0	0
After reinsurance mitigation	0	0
China | Others Long-term insurance
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Before reinsurance mitigation	0	0
After reinsurance mitigation	0	0
China | Automobile insurance
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Before reinsurance mitigation	0	0
After reinsurance mitigation	0	0
Others
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Before reinsurance mitigation	40,830	26,679
After reinsurance mitigation	16,845	8,067
Others | Fire
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Before reinsurance mitigation	0	0
After reinsurance mitigation	0	0
Others | Maritime
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Before reinsurance mitigation	0	0
After reinsurance mitigation	0	0
Others | Others General insurance
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Before reinsurance mitigation	40,830	26,679
After reinsurance mitigation	16,845	8,067
Others | Injury, illness, and property
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Before reinsurance mitigation	0	0
After reinsurance mitigation	0	0
Others | Pension
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Before reinsurance mitigation	0	0
After reinsurance mitigation	0	0
Others | Others Long-term insurance
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Before reinsurance mitigation	0	0
After reinsurance mitigation	0	0
Others | Automobile insurance
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Before reinsurance mitigation	0	0
After reinsurance mitigation	₩ 0	₩ 0